Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 21, 2021
Ashmore Emerging Markets Local Currency Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ashmore Emerging Markets Local Currency Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Class A, Class C or Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial intermediary. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary -Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign and Quasi-Sovereign issuers of Emerging Market Countries (as defined below) that are denominated in the local currency of the issuer. Sovereigns are governments of Emerging Market Countries (as defined below). For these purposes, Sovereigns may include EM Supra-Nationals. Quasi-Sovereigns are governmental entities, agencies and other issuers the obligations of which are guaranteed by an emerging market government and issuers otherwise represented in the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified or a similar index as determined by the Investment Manager. For these purposes, governmental entities include a province, a city and local or regional governmental bodies. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).The Fund’s investments in debt instruments will generally be limited to those issued by Sovereigns and Quasi-Sovereigns. The Fund may invest in debt instruments of all types and denominated in any currency, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, firm commitment, when-issued and delayed-delivery securities, mortgage-backed and other types of asset-backed securities issued on a public or private basis, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies.The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest without limit in debt securities that are rated below investment grade quality or that are unrated but judged by the Investment Manager to be of comparable quality (i.e., “junk bonds”). Ordinarily, at least 70% of the securities held by the Fund will be rated by at least one internationally recognized rating agency or issued by a Sovereign or Quasi-Sovereign issuer that itself is rated.The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 7 years.The Fund is a “non-diversified” fund, which means that it may invest a relatively large portion of its assets in a single issuer or a small number of issuers in comparison to a fund that is “diversified.”Although the Fund may gain most of its investment exposure to bonds and other debt instruments by investing directly in them, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to bonds and other debt instruments. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts, including relating to currencies, and swap agreements (including total return, interest rate and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 30% of its net assets in investments denominated in a single non-U.S. currency without seeking to hedge into U.S. dollars the portion of the Fund’s exposure to the non-U.S. currency that exceeds 30% of the Fund’s net assets.In managing the Fund, the Investment Manager’s investment committee (the “Investment Committee”), together with the relevant portfolio managers (together with the Investment Committee, the “Investment Team”), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international), combined with an analytically-driven, bottom-up approach to making purchase and sale decisions. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments denominated in the local currencies of Emerging Market Countries. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund.The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first five risks):•Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;•Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;•Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;•Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;•Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;•Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;•Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;•Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;•High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as “high yield” securities or “junk bonds”) are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments;•Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;•Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;•Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;•Issuer Non-Diversification Risk: The Fund is “non-diversified” and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are “diversified”;•Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;•Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;•Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;•Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;•Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;•Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak;•Mortgage-Backed and Asset-Backed Risk: Payments on the underlying assets, whether they be mortgages or other obligations, may be delayed, prepaid, subordinated or defaulted on; rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates;•Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;•Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance; and•Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk:  The Fund is “non-diversified” and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are “diversified”;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C Shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class Shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C Shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C Shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-876-8294
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ashmoregroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return—Institutional ClassAshmore Emerging Markets Local Currency Bond Fund % Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales loads applicable to Class A or Class C Shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 11.96% in the fourth quarter of 2020; the worst was -17.60% in the first quarter of 2020.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return(For the period ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only and will vary for Class A and Class C Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and will vary for Class A and Class C Shares.
Ashmore Emerging Markets Local Currency Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	$ 99
3 years	rr_ExpenseExampleYear03	422
5 years	rr_ExpenseExampleYear05	768
10 years	rr_ExpenseExampleYear10	1,745
1 year	rr_ExpenseExampleNoRedemptionYear01	99
3 years	rr_ExpenseExampleNoRedemptionYear03	422
5 years	rr_ExpenseExampleNoRedemptionYear05	768
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,745
2011	rr_AnnualReturn2011	(3.07%)
2012	rr_AnnualReturn2012	18.73%
2013	rr_AnnualReturn2013	(11.16%)
2014	rr_AnnualReturn2014	(6.24%)
2015	rr_AnnualReturn2015	(16.22%)
2016	rr_AnnualReturn2016	12.48%
2017	rr_AnnualReturn2017	16.39%
2018	rr_AnnualReturn2018	(7.13%)
2019	rr_AnnualReturn2019	12.12%
2020	rr_AnnualReturn2020	2.65%
1-Year	rr_AverageAnnualReturnYear01	2.65%
5-Year	rr_AverageAnnualReturnYear05	6.95%
10-Year	rr_AverageAnnualReturnYear10	1.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2010
Ashmore Emerging Markets Local Currency Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%
1 year	rr_ExpenseExampleYear01	$ 519
3 years	rr_ExpenseExampleYear03	879
5 years	rr_ExpenseExampleYear05	1,263
10 years	rr_ExpenseExampleYear10	2,338
1 year	rr_ExpenseExampleNoRedemptionYear01	519
3 years	rr_ExpenseExampleNoRedemptionYear03	879
5 years	rr_ExpenseExampleNoRedemptionYear05	1,263
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,338
1-Year	rr_AverageAnnualReturnYear01	(1.47%)
5-Year	rr_AverageAnnualReturnYear05	5.86%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Local Currency Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.97%
1 year	rr_ExpenseExampleYear01	$ 300
3 years	rr_ExpenseExampleYear03	728
5 years	rr_ExpenseExampleYear05	1,283
10 years	rr_ExpenseExampleYear10	2,796
1 year	rr_ExpenseExampleNoRedemptionYear01	200
3 years	rr_ExpenseExampleNoRedemptionYear03	728
5 years	rr_ExpenseExampleNoRedemptionYear05	1,283
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,796
1-Year	rr_AverageAnnualReturnYear01	0.67%
5-Year	rr_AverageAnnualReturnYear05	5.93%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Local Currency Bond Fund | Return After Taxes on Distributions | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.65%
5-Year	rr_AverageAnnualReturnYear05	6.43%
10-Year	rr_AverageAnnualReturnYear10	0.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2010
Ashmore Emerging Markets Local Currency Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	1.57%
5-Year	rr_AverageAnnualReturnYear05	5.20%
10-Year	rr_AverageAnnualReturnYear10	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2010
Ashmore Emerging Markets Local Currency Bond Fund | JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.69%
5-Year	rr_AverageAnnualReturnYear05	6.71%
10-Year	rr_AverageAnnualReturnYear10	1.49%
Ashmore Emerging Markets Local Currency Bond Fund | JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.69%
5-Year	rr_AverageAnnualReturnYear05	6.71%
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%

[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
[2]	Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits and expense offset arrangements) for the Fund’s Class A Shares exceed 1.22%, for the Fund’s Class C Shares exceed 1.97% and for the Fund’s Institutional Class Shares exceed 0.97% of the Fund’s average daily net assets attributable to the share class (the “Expense Limitation Agreement”). The expense limitation arrangement may be terminated before February 28, 2022 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time when such expenses were waived or reimbursed.